Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis (Details) - Fair Value Recurring - CNY (¥)
¥ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 160,467	¥ 71,775
Investments at Fair Value
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	52,212
Level 2 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	160,467	¥ 71,775
Level 2 | Investments at Fair Value
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 52,212